Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,062,542.3		$ 997,777.7
Impairment	423.5	$ 13.8
Ending balance	1,072,050.3	$ 35,022.9	1,062,542.3	$ 997,777.7
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,080,615.1		2,773,250.8	2,417,177.5
Additions (Deductions)	300,024.4		322,493.9	365,827.6
Disposals or retirements	(7,174.2)		(9,967.8)	(3,576.8)
Reclassification			10.3
Effect of disposal of subsidiary			(66.5)
Effect of exchange rate changes	(686.2)		(5,105.6)	(6,177.5)
Ending balance	3,372,779.1		3,080,615.1	2,773,250.8
Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,018,072.8		1,775,473.1	1,563,707.2
Additions (Deductions)	288,124.9		255,796.0	220,085.0
Disposals or retirements	(5,962.6)		(8,520.6)	(3,525.2)
Reclassification			9.7
Impairment	423.5
Effect of disposal of subsidiary			(56.7)
Effect of exchange rate changes	70.2		(4,628.7)	(4,793.9)
Ending balance	2,300,728.8		2,018,072.8	1,775,473.1
Land and Land Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,472.7		3,524.5
Ending balance	3,460.8		3,472.7	3,524.5
Land and Land Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,983.2		4,049.3	4,067.4
Effect of exchange rate changes	28.2		(66.1)	(18.1)
Ending balance	4,011.4		3,983.2	4,049.3
Land and Land Improvements [Member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	510.5		524.8	506.2
Additions (Deductions)	20.9		27.8	29.4
Effect of exchange rate changes	19.2		(42.1)	(10.8)
Ending balance	550.6		510.5	524.8
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	184,688.1		130,055.4
Ending balance	200,340.2		184,688.1	130,055.4
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	379,134.6		304,404.5	296,801.9
Additions (Deductions)	40,396.4		75,594.7	9,113.3
Disposals or retirements	(410.9)		(37.0)	(13.4)
Effect of exchange rate changes	(405.8)		(827.6)	(1,497.3)
Ending balance	418,714.3		379,134.6	304,404.5
Buildings [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	194,446.5		174,349.1	157,910.2
Additions (Deductions)	24,293.4		20,844.6	17,540.5
Disposals or retirements	(399.0)		(28.8)	(7.3)
Effect of exchange rate changes	33.2		(718.4)	(1,094.3)
Ending balance	218,374.1		194,446.5	174,349.1
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	692,303.4		465,490.2
Ending balance	679,481.2		692,303.4	465,490.2
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,487,752.3		2,042,867.7	1,893,489.6
Additions (Deductions)	247,042.3		458,605.8	156,874.2
Disposals or retirements	(5,972.5)		(9,553.0)	(3,094.2)
Reclassification			8.8
Effect of disposal of subsidiary			(51.2)
Effect of exchange rate changes	(61.9)		(4,125.8)	(4,401.9)
Ending balance	2,728,760.2		2,487,752.3	2,042,867.7
Machinery and equipment [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,795,448.9		1,577,377.5	1,385,857.7
Additions (Deductions)	258,195.3		229,985.6	198,189.4
Disposals or retirements	(4,773.6)		(8,114.3)	(3,049.5)
Reclassification			8.2
Impairment	423.5
Effect of disposal of subsidiary			(42.8)
Effect of exchange rate changes	(15.1)		(3,765.3)	(3,620.1)
Ending balance	2,049,279.0		1,795,448.9	1,577,377.5
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,724.6		11,507.9
Ending balance	15,857.1		14,724.6	11,507.9
Office equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,391.5		34,729.6	30,700.0
Additions (Deductions)	6,773.4		8,195.9	4,584.1
Disposals or retirements	(790.8)		(377.8)	(469.2)
Reclassification			1.5	7.1
Effect of disposal of subsidiary			(14.8)
Effect of exchange rate changes	8.1		(142.9)	(92.4)
Ending balance	48,382.2		42,391.5	34,729.6
Office equipment [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,666.9		23,221.7	19,426.0
Additions (Deductions)	5,615.3		4,938.0	4,325.7
Disposals or retirements	(790.0)		(377.5)	(468.4)
Reclassification			1.5	7.1
Effect of disposal of subsidiary			(13.9)
Effect of exchange rate changes	32.9		(102.9)	(68.7)
Ending balance	32,525.1		27,666.9	23,221.7
Assets under finance leases [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				7.1
Reclassification				(7.1)
Assets under finance leases [member] | Accumulated amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance				7.1
Reclassification				(7.1)
Equipment under installation and construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	167,353.5		387,199.7
Ending balance	172,911.0		167,353.5	387,199.7
Equipment under installation and construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	167,353.5		387,199.7	192,111.5
Additions (Deductions)	5,812.3		(219,902.5)	195,256.0
Effect of disposal of subsidiary			(0.5)
Effect of exchange rate changes	(254.8)		56.8	(167.8)
Ending balance	$ 172,911.0		$ 167,353.5	$ 387,199.7